Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Reconciliation between Statutory Rate and Effective Tax Rate

A reconciliation of the statutory Federal income tax rate to the Company's effective income tax rate applied to the pre-tax income from continuing operations is as follows:

	Year ended December 31,
	2012	%	2011	%
Computed "expected" tax	$919,272	34%	$715,322	34%
State income taxes, net of Federal income tax effect	135,187	5%	105,194	5%
Permanent differences and other	(217,222)	(8)%	(3,185)	-
Change in valuation allowance	(837,237)	(31)%	(817,331)	(39)%
	$-	-	$-	-

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities represent the future impact of temporary differences between the financial statement and tax bases of assets and liabilities and are as follows:

	Year ended December 31,
	2012	2011
Deferred tax assets:
Net operating loss (NOL) carry forwards	$6,911,195	$6,179,029
Accrued liabilities	97,109	6,816
Inventory reserves	3,138	3,993
Stock based compensation	15,600	-
Total deferred tax assets	7,027,042	6,189,838
Deferred tax liabilities:
Depreciation and amortization	(27,756)	(27,789)
Total deferred tax liabilities	(27,756)	(27,789)
Valuation allowance	(6,999,286)	(6,162,049)
Net deferred tax assets	$-	$-